Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Schedule Of Sale Of Subsidiary [Abstract]
Employees minimum age eligibility to participate in plan	21 years
Minimum number of days required to be eligible for participation in plan	30 days
Defined contribution plan, employer matching contribution amount	$ 274,000